                                                         Filed Under Rule 497(e)
                                                         File No: 811-6161

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated September 27, 2002
                                     to the
                             Prospectus for Class D
                          Shares Dated February 1, 2002

               Disclosure relating to the PIMCO Global Innovation, PIMCO Innovation, PIMCO Select Growth and PIMCO Growth Funds

     On September 26, 2002, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") approved (1) an Agreement and Plan of Reorganization pursuant to which the Global Innovation Fund (an "Acquired Fund") is expected to reorganize with and into the Innovation Fund (an "Acquiring Fund") and (2) an Agreement and Plan of Reorganization pursuant to which the Select Growth Fund (an "Acquired Fund" and, together with the Global Innovation Fund, the "Acquired Funds") is expected to reorganize with and into the Growth Fund (an "Acquiring Fund" and, together with the Innovation Fund, the "Acquiring Funds"). The proposed transaction between the Global Innovation Fund and the Innovation Fund is referred to as the "Innovation Reorganization." The proposed transaction between the Select Growth Fund and the Growth Fund is referred to as the "Growth Reorganization." When discussed collectively, the Innovation Reorganization and the Growth Reorganization are referred to as the "Reorganizations." The closing date (the "Closing Date") of the Reorganizations is expected to be on or about October 11, 2002, although the Reorganizations may be delayed.

     The Reorganizations will take place by means of a transfer by each Acquired Fund of all of its assets to the relevant Acquiring Fund in exchange for shares ("Merger Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. Each exchange, which will be effected on the basis of the relative net asset values of each Acquiring Fund and its relevant Acquired Fund, will be followed immediately by the distribution of Merger Shares to the relevant Acquired Fund's shareholders, in complete liquidation of the Acquired Fund. Accordingly, shareholders of each Acquired Fund will become shareholders of the relevant Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

     Tax Consequences
     ----------------

     It is expected that the Reorganizations will be treated as tax-free reorganizations. Assuming that the Reorganizations are tax-free, the following tax consequences will apply to each Reorganization. Each Acquired Fund shareholder (1) will not recognize any gain or loss on the receipt of Merger Shares received in exchange for its Acquired Fund shares; (2) will have the same aggregate tax basis in its Merger Shares as the shareholder had in its exchanged Acquired Fund shares; and (3) will have a holding period for its Merger Shares that includes the holding period of its exchanged Acquired Fund shares (provided that the shareholder held his or her Acquired Fund shares as a capital asset). The Acquired Fund will not recognize any gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for Merger Shares and the assumption of its liabilities by the Acquiring Fund, or upon the distribution of the Merger Shares to its shareholders in liquidation. The Acquiring Fund (1) will not recognize any gain or loss upon the receipt of the Acquired Fund's assets in exchange for the Merger Shares and the assumption of the Acquired Fund's liabilities; (2) will have the same tax basis in the Acquired Fund's assets as the Acquired Fund had in such assets; and (3) will have a holding period for the Acquired Fund's assets that includes the holding period that the Acquired Fund had in such assets.

     Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganizations, including possible state and local tax consequences.

     Other Information
     -----------------

     In addition, in connection with the Reorganizations, the following actions are being taken:

     (i) Except as noted below, effective as of the close of business on October 4, 2002, the Global Innovation Fund and Select Growth Fund will no longer sell Class D shares to new investors or to existing shareholders. Participants in certain self-directed qualified benefit plans, if any, that owned Class D shares of the Select Growth Fund or Global Innovation Fund as of the close of business on October 4, 2002, for any single plan participant will be able to direct the purchase of that Fund's Class D shares by their plan account for so long as the plan continues to own such shares of that Fund for any plan participant.

     (ii) Effective as of the close of business on October 4, 2002, the Global Innovation Fund and Select Growth Fund will no longer be eligible for exchanges from other PIMCO Funds.

     The consummations of the Reorganizations are subject to a number of conditions but are not subject to shareholder approval. In addition, the closing of each Reorganization is not conditioned upon the closing of the other. Accordingly, in the event that the conditions to the closing of one of the Reorganizations are met, it is expected that such Reorganization will take place, subject to the terms of its Agreement and Plan of Reorganization, even if the other Reorganization is not consummated.

     The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

                                                         Filed Under Rule 497(e)
                                                         File No: 811-6161

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated September 27, 2002
                                     to the
              Prospectus for Institutional and Administrative Class
                           Shares Dated March 25, 2002

               Disclosure relating to the PIMCO Global Innovation, PIMCO Innovation, PIMCO Select Growth and PIMCO Growth Funds

     On September 26, 2002, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") approved (1) an Agreement and Plan of Reorganization pursuant to which the Global Innovation Fund (an "Acquired Fund") is expected to reorganize with and into the Innovation Fund (an "Acquiring Fund") and (2) an Agreement and Plan of Reorganization pursuant to which the Select Growth Fund (an "Acquired Fund" and, together with the Global Innovation Fund, the "Acquired Funds") is expected to reorganize with and into the Growth Fund (an "Acquiring Fund" and, together with the Innovation Fund, the "Acquiring Funds"). The proposed transaction between the Global Innovation Fund and the Innovation Fund is referred to as the "Innovation Reorganization." The proposed transaction between the Select Growth Fund and the Growth Fund is referred to as the "Growth Reorganization." When discussed collectively, the Innovation Reorganization and the Growth Reorganization are referred to as the "Reorganizations." The closing date (the "Closing Date") of the Reorganizations is expected to be on or about October 11, 2002, although the Reorganizations may be delayed.

     The Reorganizations will take place by means of a transfer by each Acquired Fund of all of its assets to the relevant Acquiring Fund in exchange for shares ("Merger Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. Each exchange, which will be effected on the basis of the relative net asset values of each Acquiring Fund and its relevant Acquired Fund, will be followed immediately by the distribution of Merger Shares to the relevant Acquired Fund's shareholders, in complete liquidation of the Acquired Fund. Accordingly, shareholders of each Acquired Fund will become shareholders of the relevant Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

     Tax Consequences
     ----------------

     It is expected that the Reorganizations will be treated as tax-free reorganizations. Assuming that the Reorganizations are tax-free, the following tax consequences will apply to each Reorganization. Each Acquired Fund shareholder (1) will not recognize any gain or loss on the receipt of Merger Shares received in exchange for its Acquired Fund shares; (2) will have the same aggregate tax basis in its Merger Shares as the shareholder had in its exchanged Acquired Fund shares; and (3) will have a holding period for its Merger Shares that includes the holding period of its exchanged Acquired Fund shares (provided that the shareholder held his or her Acquired Fund shares as a capital asset). The Acquired Fund will not recognize any gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for Merger Shares and the assumption of its liabilities by the Acquiring Fund, or upon the distribution of the Merger Shares to its shareholders in liquidation. The Acquiring Fund (1) will not recognize any gain or loss upon the receipt of the Acquired Fund's assets in exchange for the Merger Shares and the assumption of the Acquired Fund's liabilities; (2) will have the same tax basis in the Acquired Fund's assets as the Acquired Fund had in such assets; and (3) will have a holding period for the Acquired Fund's assets that includes the holding period that the Acquired Fund had in such assets.

     Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganizations, including possible state and local tax consequences.

     Other Information
     -----------------

     In addition, in connection with the Reorganizations, the following actions are being taken:

     (i) Except as noted below, effective as of the close of business on October 4, 2002, the Global Innovation Fund and Select Growth Fund will no longer sell Institutional or Administrative Class shares to new investors or to existing shareholders. Participants in certain self-directed qualified benefit plans, if any, that owned Institutional Class or Administrative Class shares of the Select Growth Fund or Global Innovation Fund as of the close of business on October 4, 2002, for any single plan participant will be able to direct the purchase of that Fund's Institutional Class or Administrative Class shares by their plan account for so long as the plan continues to own such shares of that Fund for any plan participant.

     (ii) Effective as of the close of business on October 4, 2002, the Global Innovation Fund and Select Growth Fund will no longer be eligible for exchanges from other PIMCO Funds.

     The consummations of the Reorganizations are subject to a number of conditions but are not subject to shareholder approval. In addition, the closing of each Reorganization is not conditioned upon the closing of the other. Accordingly, in the event that the conditions to the closing of one of the Reorganizations are met, it is expected that such Reorganization will take place, subject to the terms of its Agreement and Plan of Reorganization, even if the other Reorganization is not consummated.

     The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

                                                         Filed Under Rule 497(e)
                                                         File No: 811-6161

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated September 27, 2002
                                     to the
                   Prospectus for Class A, Class B and Class C
                          Shares Dated February 5, 2002

               Disclosure relating to the PIMCO Global Innovation, PIMCO Innovation, PIMCO Select Growth and PIMCO Growth Funds

     On September 26, 2002, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") approved (1) an Agreement and Plan of Reorganization pursuant to which the Global Innovation Fund (an "Acquired Fund") is expected to reorganize with and into the Innovation Fund (an "Acquiring Fund") and (2) an Agreement and Plan of Reorganization pursuant to which the Select Growth Fund (an "Acquired Fund" and, together with the Global Innovation Fund, the "Acquired Funds") is expected to reorganize with and into the Growth Fund (an "Acquiring Fund" and, together with the Innovation Fund, the "Acquiring Funds"). The proposed transaction between the Global Innovation Fund and the Innovation Fund is referred to as the "Innovation Reorganization." The proposed transaction between the Select Growth Fund and the Growth Fund is referred to as the "Growth Reorganization." When discussed collectively, the Innovation Reorganization and the Growth Reorganization are referred to as the "Reorganizations." The closing date (the "Closing Date") of the Reorganizations is expected to be on or about October 11, 2002, although the Reorganizations may be delayed.

     The Reorganizations will take place by means of a transfer by each Acquired Fund of all of its assets to the relevant Acquiring Fund in exchange for shares ("Merger Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. Each exchange, which will be effected on the basis of the relative net asset values of each Acquiring Fund and its relevant Acquired Fund, will be followed immediately by the distribution of Merger Shares to the relevant Acquired Fund's shareholders, in complete liquidation of the Acquired Fund. Accordingly, shareholders of each Acquired Fund will become shareholders of the relevant Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

     Tax Consequences
     ----------------

     It is expected that the Reorganizations will be treated as tax-free reorganizations. Assuming that the Reorganizations are tax-free, the following tax consequences will apply to each Reorganization. Each Acquired Fund shareholder (1) will not recognize any gain or loss on the receipt of Merger Shares received in exchange for its Acquired Fund shares; (2) will have the same aggregate tax basis in its Merger Shares as the shareholder had in its exchanged Acquired Fund shares; and (3) will have a holding period for its Merger Shares that includes the holding period of its exchanged Acquired Fund shares (provided that the shareholder held his or her Acquired Fund shares as a capital asset). The Acquired Fund will not recognize any gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for Merger Shares and the assumption of its liabilities by the Acquiring Fund, or upon the distribution of the Merger Shares to its shareholders in liquidation. The Acquiring Fund (1) will not recognize any gain or loss upon the receipt of the Acquired Fund's assets in exchange for the Merger Shares and the assumption of the Acquired Fund's liabilities; (2) will have the same tax basis in the Acquired Fund's assets as the Acquired Fund had in such assets; and (3) will have a holding period for the Acquired Fund's assets that includes the holding period that the Acquired Fund had in such assets.

     Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganizations, including possible state and local tax consequences.

     Other Information
     -----------------

     In addition, in connection with the Reorganizations, the following actions are being taken:

     (i) Except as noted below, effective as of the close of business on October 4, 2002, the Global Innovation Fund and Select Growth Fund will no longer sell Class A, Class B and Class C shares to new investors or to existing shareholders. Participants in certain self-directed qualified benefit plans, if any, that owned Class A, Class B or Class C shares of the Global Innovation Fund or Select Growth Fund as of the close of business on October 4, 2002, for any single plan participant will be able to direct the purchase of that Fund's Class A, Class B or Class C shares by their plan account for so long as the plan continues to own such shares of that Fund for any plan participant.

     (ii) Effective as of the close of business on October 4, 2002, the Global Innovation Fund and Select Growth Fund will no longer be eligible for exchanges from other PIMCO Funds.

     In the Innovation Reorganization, owners of Class C shares of the Global Innovation Fund will receive Class C Innovation Fund shares with the same contingent deferred sales charge (CDSC) period as the shareholder's Global Innovation Fund shares, up to a maximum period of 18 months. See "Contingent Deferred Sales Charges (CDSCs) - Class B and Class C Shares" on page 91 of the Prospectus.

     The consummations of the Reorganizations are subject to a number of conditions but are not subject to shareholder approval. In addition, the closing of each Reorganization is not conditioned upon the closing of the other. Accordingly, in the event that the conditions to the closing of one of the Reorganizations are met, it is expected that such Reorganization will take place, subject to the terms of its Agreement and Plan of Reorganization, even if the other Reorganization is not consummated.

     The Prospectus will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.

                                                         Filed Under Rule 497(e)
                                                         File No.: 811-6161

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                       Supplement Dated September 27, 2002
                                     to the
             Statement of Additional Information Dated July 22, 2002

               Disclosure relating to the PIMCO Global Innovation, PIMCO Innovation, PIMCO Select Growth and PIMCO Growth Funds

     On September 26, 2002, the Board of Trustees of PIMCO Funds: Multi-Manager Series (the "Trust") approved (1) an Agreement and Plan of Reorganization pursuant to which the Global Innovation Fund (an "Acquired Fund") is expected to reorganize with and into the Innovation Fund (an "Acquiring Fund") and (2) an Agreement and Plan of Reorganization pursuant to which the Select Growth Fund (an "Acquired Fund" and, together with the Global Innovation Fund, the "Acquired Funds") is expected to reorganize with and into the Growth Fund (an "Acquiring Fund" and, together with the Innovation Fund, the "Acquiring Funds"). The proposed transaction between the Global Innovation Fund and the Innovation Fund is referred to as the "Innovation Reorganization." The proposed transaction between the Select Growth Fund and the Growth Fund is referred to as the "Growth Reorganization." When discussed collectively, the Innovation Reorganization and the Growth Reorganization are referred to as the "Reorganizations." The closing date (the "Closing Date") of the Reorganizations is expected to be on or about October 11, 2002, although the Reorganizations may be delayed.

     The Reorganizations will take place by means of a transfer by each Acquired Fund of all of its assets to the relevant Acquiring Fund in exchange for shares ("Merger Shares") of the Acquiring Fund and the assumption by the Acquiring Fund of all the Acquired Fund's liabilities. Each exchange, which will be effected on the basis of the relative net asset values of each Acquiring Fund and its relevant Acquired Fund, will be followed immediately by the distribution of Merger Shares to the relevant Acquired Fund's shareholders, in complete liquidation of the Acquired Fund. Accordingly, shareholders of each Acquired Fund will become shareholders of the relevant Acquiring Fund by effectively having their Acquired Fund shares exchanged for Merger Shares of the same class on the basis of relative net asset values on the Closing Date.

     Tax Consequences
     ----------------

     It is expected that the Reorganizations will be treated as tax-free reorganizations. Assuming that the Reorganizations are tax-free, the following tax consequences will apply to each Reorganization. Each Acquired Fund shareholder (1) will not recognize any gain or loss on the receipt of Merger Shares received in exchange for its Acquired Fund shares; (2) will have the same aggregate tax basis in its Merger Shares as the shareholder had in its exchanged Acquired Fund shares; and (3) will have a holding period for its Merger Shares that includes the holding period of its exchanged Acquired Fund shares (provided that the shareholder held his or her Acquired Fund shares as a capital asset). The Acquired Fund will not recognize any gain or loss upon the transfer of its assets to the Acquiring Fund in exchange for Merger Shares and the assumption of its liabilities by the Acquiring Fund, or upon the distribution of the Merger Shares to its shareholders in liquidation. The Acquiring Fund (1) will not recognize any gain or loss upon the receipt of the Acquired Fund's assets in exchange for the Merger Shares and the assumption of the Acquired Fund's liabilities; (2) will have the same tax basis in the Acquired Fund's assets as the Acquired Fund had in such assets; and (3) will have a holding period for the Acquired Fund's assets that includes the holding period that the Acquired Fund had in such assets.

     One consequence of the Reorganizations is that a portion of each Acquired Fund's capital losses will become unavailable to offset future gains.

     The application of the loss limitation rules could have a material impact on Select Growth Fund shareholders. A significant portion of the Select Growth Fund's losses (which, as of August 15, 2002, were approximately 90% of net asset value) will be permanently lost. Because the Growth Fund's losses represent a smaller relative percentage of its assets (as of August 15, 2002, approximately 24% of net asset value), and the losses of the post-Reorganization Growth Fund will likewise represent a smaller relative percentage of the Growth

Fund's assets, Select Growth Fund shareholders may pay more taxes, or pay taxes sooner, than if the Growth Reorganization did not take place.

     Conversely, the loss limitation rules will not have a material impact on Global Innovation Fund shareholders. Although a significant portion of the Global Innovation Fund's losses (which, as of August 15, 2002, were approximately 285% of net asset value) will be permanently lost, because the Innovation Fund also has significant losses (as of August 15, 2002, approximately 340% of net asset value), through the Innovation Reorganization Global Innovation Fund shareholders will become shareholders of a fund that has an increased level of losses relative to its net asset value than is currently the case.

     Shareholders should consult their tax advisers regarding other possible tax consequences of the Reorganizations, including possible state and local tax consequences.

     The consummations of the Reorganizations are subject to a number of conditions but are not subject to shareholder approval. In addition, the closing of each Reorganization is not conditioned upon the closing of the other. Accordingly, in the event that the conditions to the closing of one of the Reorganizations are met, it is expected that such Reorganization will take place, subject to the terms of its Agreement and Plan of Reorganization, even if the other Reorganization is not consummated.

     The Statement of Additional Information will be further supplemented or revised if these events do not occur substantially in accordance with the schedule outlined above.





                                       -2-